IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) - CAD ($) $ in Millions	3 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023
100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 305	$ 277	$ 359
Increase (decrease) in EVE	(1,187)	(1,150)	(792)
100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(361)	(328)	(390)
Increase (decrease) in EVE	1,104	1,087	724
Canadian currency [member] | 100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	216	163	276
Increase (decrease) in EVE	(820)	(787)	(502)
Canadian currency [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(273)	(217)	(328)
Increase (decrease) in EVE	724	708	413
Denominated in U.S. dollars [member] | 100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	89	114	83
Increase (decrease) in EVE	(367)	(363)	(290)
Denominated in U.S. dollars [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(88)	(111)	(62)
Increase (decrease) in EVE	$ 380	$ 379	$ 311